Equity (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 SFr / shares	Dec. 31, 2023 SFr / shares	Dec. 31, 2022 SFr / shares
Disclosure of classes of share capital [line items]
Share capital at beginning of period	$ 825	$ 890	$ 901
Treasury shares at beginning of period	(41)	(92)	(48)
Total outstanding share capital at beginning of period	784	798	853
Share capital movement of period	(32)	(65)	(11)
Treasury shares movement of period	(12)	51	(44)
Total shares outstanding movement of period	(44)	(14)	(55)
Share capital at end of period	793	825	890
Treasury shares at end of period	(53)	(41)	(92)
Total outstanding share capital at end of period	$ 740	$ 784	$ 798
Par value per share | SFr / shares				SFr 0.49	SFr 0.49	SFr 0.50